UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  December 1, 2003 - May 31, 2004
                         -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


                            PHILADELPHIA FUND, INC.


PRESIDENT'S LETTER - July 8, 2004

The Conference Board reported that its Consumer Confidence index rose to
101.9 in June from 93.1 in May, which is an eyebrow-raising increase for this indicator of future economic activity. The midyear survey of 55 forecasters by The Wall Street Journal projects economic growth at a 4.4% annual rate in the third quarter and at 4.2% in the fourth quarter. Strong growth shows in the manufacturing sector, with the Institute of Supply Management's index of manufacturing activity registering 61.1 in June. This reading marks the eighth consecutive month with the index over 60, and scores the best performance of this index since the early 1980s.

Nearly 1.3 million jobs have been created since the beginning of the year. June's number of 112,000 new jobs surprised forecasters, who had predicted job creation in the 250,000 range. Forecasters quickly pointed to increased energy costs and higher interest rates as probable villains slowing the feverish pace of employment growth. This economic hiccup is nothing unusual, but we will watch this indicator closely. The interest rate increase by the Federal Reserve was widely anticipated and is already priced into the market.

The fund's small position in Del Monte Foods was eliminated for a gain. We established a 30,000 share position in Kellogg to take advantage of faster earnings growth expectations due to strong foreign currencies. The stock has defensive attributes for the portfolio and a dividend of 2.6%. We made a 20,000 share investment in another food stock, ConAgra, Inc., for the same reasons, and it has a 3.9% dividend.

Thirty thousand shares of TXU were sold profitably after a credit rating agency boosted the company's rating, causing a price jump in response. This sale reduces our position to 70,000 shares.

Twenty thousand shares of Kerr-McGee were sold to eliminate the position and to register a tax loss. Twenty thousand shares of Louisiana Pacific were sold to eliminate the position and to record a tax loss. Our position in U.S. Treasury notes was switched to a longer maturity thus registering a small capital gain.

For the first half of the fund's fiscal year, net realized capital gains amount to $1,446,621.

We continue to search earnestly for opportunities to grow our portfolio.


                                             Very truly yours,

                                             /s/ Donald H. Baxter

                                             Donald H. Baxter
                                             President

                            PHILADELPHIA FUND, INC.

PORTFOLIO OF INVESTMENTS - MAY 31, 2004

 Shares                                                              Value
--------                                                          ------------
                             COMMON STOCKS - 80.8%
                                 BANKS - 17.4%
  80,000  AmSouth Bancorporation ..............................  $   2,038,400
  40,000  Bank of America Corp. ...............................      3,325,200
 110,000  National City Corp. .................................      3,903,900
 130,000  SouthTrust Corp. ....................................      4,403,100
                                                                  ------------
                                                                    13,670,600
                                                                  ------------
                           ELECTRIC UTILITIES - 21.7%
  30,000  American Electric Power Co., Inc. ...................        953,100
  80,000  Cinergy Corp. .......................................      3,000,800
  80,000  FirstEnergy Corp. ...................................      3,120,000
  35,000  Hawaiian Electric Industries, Inc. ..................      1,701,350
  80,000  Public Service Enterprise Group, Inc. ...............      3,372,800
  80,000  Southern Company ....................................      2,313,600
  70,000  TXU Corp. ...........................................      2,615,900
                                                                  ------------
                                                                    17,077,550
                                                                  ------------
                             FOOD PROCESSING - 9.3%
  20,000  Conagra Foods, Inc. .................................        562,400
  40,000  Corn Products International, Inc. ...................      1,735,200
 100,000  H. J. Heinz Co. .....................................      3,734,000
  30,000  Kellogg Co. .........................................      1,272,000
                                                                  ------------
                                                                     7,303,600
                                                                  ------------
                            HEALTH CARE PLANS - 2.9%
  35,000  United Health Group Incorporated ....................      2,283,750
                                                                  ------------
                       HEALTH CARE PRODUCTS/DRUGS - 3.2%
 100,000  Bristol-Myers Squibb Co. ............................      2,527,000
                                                                  ------------
                          NATURAL GAS UTILITIES - 5.9%
 140,000  Sempra Energy .......................................      4,671,800
                                                                  ------------
                          OIL & GAS OPERATIONS - 13.9%
  30,000  ChevronTexaco Corp. .................................      2,712,000
  70,000  Marathon Oil Corp. ..................................      2,333,800
  70,000  Occidental Petroleum Corp. ..........................      3,094,000
  80,000  Unocal Corp. ........................................      2,850,400
                                                                  ------------
                                                                    10,990,200
                                                                  ------------


 Shares                                                              Value
--------                                                          ------------
                               PUBLISHING - 3.6%
   3,000  Washington Post Co. Class"B".........................  $   2,852,250
                                                                  ------------
                            RETAIL SPECIALTY - 2.9%
  60,000  Costco Wholesale Corp. ..............................      2,266,800
                                                                  ------------

Total Value of Common Stocks (cost $44,514,816) ...............     63,643,550
                                                                  ------------

Principal
 Amount
---------
                       U.S. GOVERNMENT OBLIGATIONS - 6.2%
$ 5,000M  U.S. Treasury Bond, 3 1/4%, due 01/15/09
            (cost $4,869,317) .................................      4,897,270
                                                                  ------------
                       SHORT-TERM CORPORATE NOTES - 12.6%
  3,200M  American Express Corp., 1.02%, due 6/03/2004 ........      3,200,000
  2,000M  Galaxy Corp., 1.02%, due 6/03/2004 ..................      2,000,000
  3,700M  Prudential Corp., 1.00%, due 6/01/2004 ..............      3,700,000
  1,000M  U.S. Bancorp., .99%, due 6/01/2004 ..................      1,000,000
                                                                  ------------
Total Value of Short-Term Corporate Notes (cost $9,900,000) ...      9,900,000
                                                                  ------------

Total Value of Investments (cost $59,284,133) ..........  99.6%     78,440,820

Other Assets, less Liabilities .........................    .4         279,995
                                                         -----    ------------
Net Assets ................. ........................... 100.0%  $  78,720,815
                                                         =====    ============

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2004

ASSETS
      Investments in securities, at value
        (identified cost $59,284,133) (Note 1A).......           $ 78,440,820
      Cash............................................                120,424
      Dividends and interest receivable...............                242,961
      Other assets....................................                 13,860
                                                                 ------------
         TOTAL ASSETS.................................             78,818,065


LIABILITIES
      Accrued advisory and administrative fees........$   65,607
      Other accrued expenses..........................    31,643
                                                      ----------
         TOTAL LIABILITIES............................                 97,250
                                                                 ------------

NET ASSETS............................................           $ 78,720,815
                                                                 ============
NET ASSETS CONSIST OF:
      Capital paid in.................................           $ 57,889,740
      Undistributed net investment income ............                254,391
      Accumulated net realized gain on investments....              1,419,997
      Net unrealized appreciation in value of
        investments...................................             19,156,687
                                                                 ------------
         NET ASSETS, for 11,255,024 shares outstanding           $ 78,720,815
                                                                 ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($78,720,815 / 11,255,024 shares).........                 $ 6.99
                                                                      ======

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2004

INVESTMENT INCOME
      Dividends.............................    $  986,975
      Interest..............................       247,438
                                                ----------
            Total income....................                  $ 1,234,413

EXPENSES: (Notes 4 and 5)
      Investment advisory fee ..............       293,289
      Administrative fee ...................        97,763
      Distribution plan expenses ...........        58,658
      Professional fees.....................        35,290
      Transfer agent and dividend disbursing
        agent's fees and expenses...........        30,660
      Director fees and expenses............        24,361
      Fund accounting agent's fees..........        18,553
      Custodian fees........................        11,897
      Other expenses........................        33,571
                                                ----------

        Total expenses......................       604,042
        Less: Fees paid indirectly (Note 4).           415
                                                ----------
               Net expenses ................                      603,627
                                                               ----------
        Net Investment Income...............                      630,786

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 3):
      Net realized gain on investments......     1,446,621
      Net unrealized appreciation of
        investments.........................     5,127,250
                                                ----------
        Net gain on investments.............                    6,573,871
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS...............................                  $ 7,204,657
                                                              ===========

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                      MAY 31,      NOVEMBER 30
                                                       2004            2003
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS
   Investment income-net.......................... $     630,786  $   1,424,867
   Net realized gain on investments...............     1,446,621        879,743
   Net unrealized appreciation of investments.....     5,127,250      6,255,695
                                                   -------------  -------------
     Net increase in net assets resulting
       from operations............................     7,204,657      8,560,305

  DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     ($0.065 and $0.124 per share, respectively)..      (736,172)    (1,446,245)
   Net realized gain on investments
     ($0.08 and $0.166 per share, respectively)...      (906,366)    (1,954,323)

  CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from
     capital share transactions (Note 2)..........      (970,380)    (2,573,685)
                                                   -------------  -------------
     Net increase in net assets...................     4,591,739      2,586,052

NET ASSETS
   Beginning of year..............................    74,129,076     71,543,024
                                                   -------------  -------------
   End of period (including undistributed net
    investment income of $254,391 and $359,777,
    respectively)................................. $  78,720,815     74,129,076
                                                   =============  =============

                       See notes to financial statements

                            PHILADELPHIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Philadelphia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund's investment objective is to achieve long term growth of capital and income. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation - securities listed on national exchanges or the NASDAQ National Market are valued at the closing sales price on May 28, 2004. Short-term obligations are stated at cost which when combined with interest receivable approximates fair value. U.S. Treasury Bonds are valued using an evaluated mean price provided by an independent pricing service.

    B. Federal Income Taxes - no provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

    C. Distributions to Shareholders - the Fund distributes its net investment income quarterly and net realized gains annually. Income and capital gain distributions which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

    D. Use of Estimates - the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    E. Other - security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Premiums and discounts on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

2. CAPITAL STOCK
    As of May 31, 2004, 30,000,000 shares of $1.00 par value capital stock were authorized. Transactions in capital stock were as follows:

                                Six Months Ended              Year Ended
                                  May 31, 2004            November 30, 2003
                            ------------------------    ---------------------
                              Shares       Amount        Shares      Amount
                            ----------   -----------    ---------  ----------

Capital stock sold..........    15,041   $   102,547       27,341  $   163,710
Capital stock issued
  in reinvestment of
  distributions.............   201,037     1,348,248      467,197    2,751,123
Capital stock
  redeemed..................  (355,568)   (2,421,175)    (903,035)  (5,488,518)
                            -----------  ------------  ----------- -----------
   Net decrease               (139,490)  $  (970,380)    (408,497) $(2,573,685)
                            ===========  ============  =========== ===========

                            PHILADELPHIA FUND, INC.

3. PURCHASES AND SALES OF SECURITIES
    For the six months ended May 31, 2004, purchases and sales of securities (other than short-term corporate notes) aggregated $7,992,452 and $8,882,443 respectively.

    At May 31, 2004, the cost of investments for Federal income tax purposes was $59,284,133. Accumulated net unrealized appreciation on investments was $19,156,687 consisting of $19,156,687 gross unrealized appreciation and $0 gross unrealized depreciation.


4. INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES
    Baxter Financial Corporation (BFC) is the investment advisor and the administrator of the Fund.

    As investment advisor, BFC supervises the Fund's investments on a continuous basis and provides the Fund with investment advice and recommendations for an annual fee equal to .75% of the first $200 million of net assets, .625% of net assets between $200 million and $400 million, and ..50% of net assets in excess of $400 million.

    As the Fund's administrator, BFC is responsible for providing overall supervision of the Fund's administrative operations and receives an annual fee of .25% of the average net assets of the Fund.

    Both the investment advisory fee and the administrative fee are payable monthly, based on month-end net asset values of the Fund.

    During the six months ended May 31, 2004, directors of the Fund who are not affiliated with BFC received directors' fees aggregating $19,150 and the Fund's custodian provided credits in the amount of $415 against custodian charges based on the uninvested cash balances of the Fund. Thomas J. Flaherty, a director and former officer of the Fund, receives a monthly pension from the Fund which amounted to $6,250 for the above six month period.


5. DISTRIBUTION PLAN
    Pursuant to an amended Distribution Plan adopted under rule 12b-1 of the Investment Company Act of 1940, the Fund may pay a fee in an amount up to ..5% of the Fund's average net assets calculated monthly. A component of the 12b-1 fee (.25% of the Fund's average net assets) is paid to BFC for providing shareholder services, which include advice and information regarding: share accounts; applications; use of the prototype retirement plans of the Fund; assistance with questions regarding the Fund's transfer agent, as well as other information and services. At its discretion, BFC may make payments to registered broker-dealers and members of the National Association of Securities Dealers, Inc. for providing Fund shareholders with similar services.

    The remainder of the 12b-1 fee may be used to pay brokers and dealers which enter into agreements with BFC or which provided sales, promotional, or advertising services to the Fund, and to pay for other distribution, advertising, registration and promotional expenses associated with the sale of Fund shares.

    Until further notice, BFC has agreed to waive all 12b-1 fees in excess of ..15% per annum of the Fund's average net assets.

                           PHILADELPHIA FUND, INC.

                             FINANCIAL HIGHLIGHTS
        (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)


                                    Six Months
                                       Ended             Year Ended November 30,
                                      May 31,     --------------------------------------
SELECTED PER SHARE DATA                2004        2003    2002    2001    2000    1999
-----------------------            ------------   ------  ------  ------  ------  ------

Net Asset Value, Beginning of Year..  $ 6.51      $ 6.06  $ 6.89  $ 7.73  $ 8.77  $10.27
                                      ------      ------  ------  ------  ------  ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............    0.06        0.12    0.08    0.12    0.14    0.06
Net Realized & Unrealized
  Gains (Loss) on Investments.......    0.57        0.62   (0.63)  (0.24)  (0.30)   0.51
                                      ------      ------  ------  ------  ------  ------

Total From Investment Operations....    0.63        0.74   (0.55)  (0.12)  (0.16)   0.57
                                      ------      ------  ------  ------  ------  ------
LESS DISTRIBUTIONS FROM:
Net Investment Income...............    0.07        0.12    0.07    0.16    0.11    0.09
Net Realized Gains..................    0.08        0.17    0.21    0.56    0.77    1.98
                                      ------      ------  ------  ------  ------  ------
Total Distributions.................    0.15        0.29    0.28    0.72    0.88    2.07
                                      ------      ------  ------  ------  ------  ------
Net Asset Value, End of Period......  $ 6.99      $ 6.51  $ 6.06  $ 6.89  $ 7.73  $ 8.77
                                      ======      ======  ======  ======  ======  ======

TOTAL RETURN (%)....................    9.70       12.78   (8.37)  (2.23)  (1.88)   5.96
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
  (in thousands)..................... $78,721     $74,129 $71,543 $84,956 $96,203 $109,800


Ratio to Average Net Assets:
  Expenses (%).......................   1.54(a)     1.54    1.48    1.50    1.48    1.55
  Net Investment Income (%)..........   1.61(a)     1.99    1.17    1.68    1.89     .71


Portfolio Turnover Rate (%)..........     12          52     140     119     134      81

(a) Annualized


                       See notes to financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of
Directors of Philadelphia Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Philadelphia Fund, Inc., as of May 31, 2004, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended May 31, 2004 and the year ended November 30, 2003 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Philadelphia Fund, Inc. at May 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                           BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
June 17, 2004

                            PHILADELPHIA FUND, INC.

OFFICERS

DONALD H. BAXTER, Chairman and President
RONALD F. ROHE, Vice President/Secretary/Treasurer


ADMINISTRATIVE STAFF

KEITH A. EDELMAN, Director of Operations
DIANE M. SARRO, Director of Shareholder Services


DIRECTORS

DONALD H. BAXTER
THOMAS J. FLAHERTY
KENNETH W. McARTHUR
ROBERT L. MEYER
DONALD P. PARSON


PHILADELPHIA FUND, INC.
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 (561) 395-2155


INVESTMENT ADVISOR, ADMINISTRATOR AND DISTRIBUTOR
BAXTER FINANCIAL CORP.,
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432


CUSTODIAN
U.S. BANK, N.A., 425 Walnut Street, Cincinnati, OH 45202


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110, Indianapolis, IN 46206-6110

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP, Philadelphia, PA


AUDITORS
BRIGGS, BUNTING & DOUGHERTY, LLP, Philadelphia, PA

        Philadelphia Fund, Inc.                       PHILADELPHIA
      1200 North Federal Highway                       FUND, INC.
              Suite 424
         Boca Raton, FL 33432                          SEMI-ANNUAL
            (561) 395-2155                                REPORT

                                                       May 31, 2004

                [LOGO]




                                                     Established 1923
You will find important information
about PHILADELPHIA FUND - its
investment policy and management, past
record and the method of calculating
the per-share net asset value in the
current prospectus. This report is
submitted for the general information
of the Fund's shareholders. It is not
authorized for distribution to
prospective investors unless preceded
or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

         Not applicable for filing of Semi-Annual Reports to Shareholders.

         The registrant's Code Of Business Ethics for Principal Executive and Financial Officers is available, without charge, upon request, by writing to the above address, or by calling 1-800-749-9933.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for filing of Semi-Annual Reports to Shareholders.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 6.  SCHEDULE OF INVESTMENTS.

         Not applicable; full Schedule of Investments filed under Item 1 of this report.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to registrant, which is an open-end management investment company.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (the "Procedures") within 90 days of the filing of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

         (a) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  July 28, 2004
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date  July 28, 2004
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -------------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date  July 28, 2004
    ---------------------

* Print the name and title of each signing officer under his or her signature.